Note 19 - Derivatives (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Number of Foreign Currency Derivatives Held	9		6
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 22,500		$ 15,000
Derivative, Average Forward Exchange Rate	1.1059		1.1668
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 720	$ 823
Foreign Currency Fair Value Hedge Liability at Fair Value	1,126		$ 406
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	0	$ 0
Designated as Hedging Instrument [Member]
Derivative, Notional Amount	890,437		569,177
Interest Rate Fair Value Hedge Liability at Fair Value			10,882
Interest Rate Fair Value Hedge Asset at Fair Value	$ 17,417
Interest Rate Cap, Three Month LIBOR Exceeds 1.50 Percent [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held	8
Derivative, Notional Amount	$ 54,784
Interest Rate Cap, Three Month LIBOR Exceeds 3%Percent [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held	11
Derivative, Notional Amount	$ 322,547
Interest Rate Cap [Member]
Derivative, Notional Amount	377,331
Derivative, Cost of Hedge	8,548
Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Interest Rate Cash Flow Hedge Asset at Fair Value	9,398
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount			$ 225,000
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	6,776
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 122,375